COMMITMENTS AND CONTINGENCIES - LONG-TERM PURCHASE COMMITMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	$ 592
Contractual Commitments, Payments Due In Two Years	230
Contractual Commitments, Payments Due In Three Years	128
Contractual Commitments, Payments Due In Four Years	30
Contractual Commitments, Payments Due In Five Years	17
Unrecorded Unconditional Purchase Obligation, Due after Five Years	80
Contractual Commitments, Payments Due, Total	1,077
S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	229
Contractual Commitments, Payments Due In Two Years	36
Contractual Commitments, Payments Due In Three Years	11
Contractual Commitments, Payments Due In Four Years	24
Contractual Commitments, Payments Due In Five Years	17
Unrecorded Unconditional Purchase Obligation, Due after Five Years	62
Long-term Purchase Commitment, Amount	379
Contractual Commitment Number of Years	30
Proceeds From Long Term Transmission Agreement	85
Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	682	[1]
Contractual Commitments, Payments Due In Two Years	229	[1]
Contractual Commitments, Payments Due In Three Years	107	[1]
Contractual Commitments, Payments Due In Four Years	72	[1]
Contractual Commitments, Payments Due In Five Years	68	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	322	[1]
Contractual Commitments, Payments Due, Total	1,480	[1]
Long-term Purchase Commitment, Payments In Period	1,345		1,991	2,097
Natural Gas Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	538
Contractual Commitments, Payments Due In Two Years	124
Contractual Commitments, Payments Due In Three Years	76
Contractual Commitments, Payments Due In Four Years	41
Contractual Commitments, Payments Due In Five Years	37
Unrecorded Unconditional Purchase Obligation, Due after Five Years	158
Contractual Commitments, Payments Due, Total	974
Long-term Purchase Commitment, Payments In Period	1,222		1,810	1,936
Natural Gas Transportation Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	135
Contractual Commitments, Payments Due In Two Years	124
Contractual Commitments, Payments Due In Three Years	94
Contractual Commitments, Payments Due In Four Years	59
Contractual Commitments, Payments Due In Five Years	55
Unrecorded Unconditional Purchase Obligation, Due after Five Years	294
Contractual Commitments, Payments Due, Total	761
Natural Gas Transportation Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	116
Contractual Commitments, Payments Due In Two Years	105
Contractual Commitments, Payments Due In Three Years	75
Contractual Commitments, Payments Due In Four Years	40
Contractual Commitments, Payments Due In Five Years	36
Unrecorded Unconditional Purchase Obligation, Due after Five Years	158
Contractual Commitments, Payments Due, Total	530
Natural Gas Supply Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	547	[1]
Contractual Commitments, Payments Due In Two Years	105	[1]
Contractual Commitments, Payments Due In Three Years	13	[1]
Contractual Commitments, Payments Due In Four Years	13	[1]
Contractual Commitments, Payments Due In Five Years	13	[1]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	28	[1]
Contractual Commitments, Payments Due, Total	719	[1]
Natural Gas Supply Contracts [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	422
Contractual Commitments, Payments Due In Two Years	19
Contractual Commitments, Payments Due In Three Years	1
Contractual Commitments, Payments Due In Four Years	1
Contractual Commitments, Payments Due In Five Years	1
Contractual Commitments, Payments Due, Total	444
Purchased Power Contracts [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	1,257	[2]
Contractual Commitments, Payments Due In Two Years	1,275	[2]
Contractual Commitments, Payments Due In Three Years	1,349	[2]
Contractual Commitments, Payments Due In Four Years	1,385	[2]
Contractual Commitments, Payments Due In Five Years	1,397	[2]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	10,978	[2]
Contractual Commitments, Payments Due, Total	17,641	[2]
Long-term Purchase Commitment, Payments In Period	1,205		918	314
Purchased Power Contracts [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	405	[2]
Contractual Commitments, Payments Due In Two Years	383	[2]
Contractual Commitments, Payments Due In Three Years	372	[2]
Contractual Commitments, Payments Due In Four Years	372	[2]
Contractual Commitments, Payments Due In Five Years	368	[2]
Unrecorded Unconditional Purchase Obligation, Due after Five Years	3,999	[2]
Contractual Commitments, Payments Due, Total	5,899	[2]
Long-term Purchase Commitment, Payments In Period	381		346	314
Purchased Power Contracts [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Payments In Period	824		572
Purchased Power Contracts [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	80
Guarantee Obligations Current Carrying Value	2
Debt Service Operations [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Guarantee Obligations Maximum Exposure	158
Guarantee Obligations Current Carrying Value	10
Sunrise Powerlink Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitment Annual Escalation Percentage	2.00%
Contractual Commitment Number of Years	58
Contractual Commitment Future Annual Payment Amount	3
Contractual Commitment Present Value Future Payments, Regulatory Asset	117
Contractual Commitment Future Payments, Liability	114
East County Substation [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Payments In Period	192
Liquefied Natural Gas Contracts [Member]
Long-term Purchase Commitment [Line Items]
Long Term Purchase Commitment Estimated Annual Escalation After 2021	1.00%
Liquefied Natural Gas Contracts [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	565
Contractual Commitments, Payments Due In Two Years	650
Contractual Commitments, Payments Due In Three Years	687
Contractual Commitments, Payments Due In Four Years	721
Contractual Commitments, Payments Due In Five Years	758
Unrecorded Unconditional Purchase Obligation, Due after Five Years	11,300
Nuclear Plant Maintenance [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	165
Natural Gas Infrastructure Construction [Member] | S D G E Segment [Member]
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount	22
Natural Gas Infrastructure Construction [Member] | So Cal Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	76
Contractual Commitments, Payments Due In Two Years	15
Contractual Commitments, Payments Due In Three Years	14
Contractual Commitments, Payments Due In Four Years	6
Unrecorded Unconditional Purchase Obligation, Due after Five Years	18
Contractual Commitments, Payments Due, Total	129
DWR Allocations [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	2.00%
SONGS [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	3.00%
Long-term Contracts [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	31.00%
Other Owned Generation [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	50.00%
Spot Market Purchases [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	14.00%
Renewable Energy Contracts Expiring Through 2037 [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Long-term Purchase Commitment [Line Items]
Purchase Commitment Component Percentage	17.00%
Luz del Sur Hydroelectric Power Plant [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Total	70
Sempra South American Utilities Construction [Member] | Sempra South American Utilities Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	70
Contractual Commitments, Payments Due In Two Years	8
Contractual Commitments, Payments Due, Total	78
Sempra Renewables Construction [Member] | Sempra Renewables Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	50
Contractual Commitments, Payments Due In Two Years	30
Contractual Commitments, Payments Due In Three Years	103
Contractual Commitments, Payments Due, Total	183
Sempra Natural Gas Construction [Member] | Sempra Natural Gas Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	28
Contractual Commitments, Payments Due In Two Years	1
Contractual Commitments, Payments Due, Total	29
Sempra Mexico Construction [Member] | Sempra Mexico Segment [Member]
Long-term Purchase Commitment [Line Items]
Contractual Commitments, Payments Due, Current	139
Contractual Commitments, Payments Due In Two Years	140
Contractual Commitments, Payments Due, Total	$ 279

[1]	Excludes amounts related to LNG purchase agreements as discussed below.
[2]	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.